Report of the directors financial review risk report (Tables)	6 Months Ended
Jun. 30, 2021
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
	At 30 Jun 2021		At 31 Dec 2020
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/ nominal amount	Allowance for ECL[1]
	$m	$m	$m	$m
Loans and advances to customers at amortised cost	1,072,375	(12,864)	1,052,477	(14,490)
– personal	482,447	(4,006)	460,809	(4,731)
– corporate and commercial	520,201	(8,640)	527,088	(9,494)
– non-bank financial institutions	69,727	(218)	64,580	(265)
Loans and advances to banks at amortised cost	86,905	(19)	81,658	(42)
Other financial assets measured at amortised cost	854,504	(224)	772,408	(175)
– cash and balances at central banks	393,562	(3)	304,486	(5)
– items in the course of collection from other banks	9,406	—	4,094	—
– Hong Kong Government certificates of indebtedness	41,880	—	40,420	—
– reverse repurchase agreements – non-trading	201,714	—	230,628	—
– financial investments	84,662	(88)	88,719	(80)
– prepayments, accrued income and other assets[2]	123,280	(133)	104,061	(90)
Total gross carrying amount on-balance sheet	2,013,784	(13,107)	1,906,543	(14,707)
Loans and other credit-related commitments	661,373	(530)	659,783	(734)
– personal	238,559	(23)	236,170	(40)
– corporate and commercial	288,414	(475)	299,802	(650)
– financial	134,400	(32)	123,811	(44)
Financial guarantees	27,274	(64)	18,384	(125)
– personal	919	(1)	900	(1)
– corporate and commercial	21,679	(58)	12,946	(114)
– financial	4,676	(5)	4,538	(10)
Total nominal amount off-balance sheet[3]	688,647	(594)	678,167	(859)
	2,702,431	(13,701)	2,584,710	(15,566)

	Fair value	Memorandum allowance for ECL[4]	Fair value	Memorandum allowance for ECL[4]
	$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	348,107	(111)	399,717	(141)
1    Total ECL is recognised in the loss allowance for the financial asset unless total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’, as presented within the consolidated balance sheet on page 100, includes both financial and non-financial assets. The 30 June 2021 balances include $2,649m gross carrying amounts and $48m allowances for ECL related to assets held for sale due to the exit of domestic mass market retail banking in the US.
3    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
4    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change for expected credit losses and other credit impairment charges’ in the income statement.
The following table shows the difference between the fair value at initial recognition, which is the transaction price, and the value that would have been derived had valuation techniques used for subsequent measurement been applied at initial recognition, less subsequent releases.

Unamortised balance of derivatives valued using models with significant unobservable inputs
	Half-year to
	30 Jun	30 Jun	31 Dec
	2021	2020	2020
	$m	$m	$m
Unamortised balance at beginning of period	104	73	89
Deferral on new transactions	187	106	126
Recognised in the income statement during the period	(172)	(87)	(118)
– amortisation	(89)	(51)	(65)
– subsequent to unobservable inputs becoming observable	(3)	(1)	(3)
– maturity, termination or offsetting derivative	(80)	(35)	(50)
Exchange differences	1	(3)	7
Unamortised balance at end of period[1]	120	89	104
1This amount is yet to be recognised in the consolidated income statement.

Disclosure of macroeconomic variables and probabilities
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Central scenario.

Central scenario 3Q21–2Q26
	UK	US	Hong Kong	Mainland China	Canada	France	UAE	Mexico
	%	%	%	%	%	%	%	%
GDP growth rate
2021: Annual average growth rate	6.1	6.1	5.2	8.5	5.8	4.9	2.5	4.9
2022: Annual average growth rate	5.5	4.0	3.2	5.5	3.9	3.9	3.8	2.9
2023: Annual average growth rate	2.2	2.3	2.7	5.3	2.3	2.1	3.0	2.3
5-year average	3.0	2.9	2.6	5.0	2.6	2.1	3.6	2.4
Unemployment rate
2021: Annual average rate	5.8	5.5	6.2	3.9	7.6	8.9	2.7	4.5
2022: Annual average rate	5.8	4.3	4.6	3.8	6.3	8.7	2.7	4.2
2023: Annual average rate	5.0	4.0	3.9	3.8	6.1	8.4	2.7	4.1
5-year average	5.1	4.1	4.0	3.8	6.1	8.3	2.7	4.2
House price growth
2021: Annual average growth rate	8.3	11.9	2.6	4.3	16.1	4.5	(3.9)	5.4
2022: Annual average growth rate	2.7	6.2	3.9	6.0	6.4	3.5	(0.7)	5.2
2023: Annual average growth rate	2.5	4.4	2.5	5.4	2.6	4.2	0.3	4.7
5-year average	3.0	5.1	2.9	4.9	4.7	3.5	0.8	4.6
Short-term interest rate
2021: Annual average rate	0.2	0.3	0.9	3.4	0.5	(0.6)	0.8	4.5
2022: Annual average rate	0.3	0.4	1.2	3.4	0.7	(0.6)	0.9	5.5
2023: Annual average rate	0.5	0.7	1.6	3.5	1.2	(0.5)	1.2	6.4
5-year average	0.6	1.1	1.9	3.5	1.4	(0.4)	1.5	6.4
Probability	50	75	70	80	70	45	65	65
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Upside scenario.

Consensus Upside scenario best outcome
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	11.1	(1Q22)	11.0	(1Q22)	10.0	(2Q22)	13.5	(2Q22)	11.2	(2Q22)	8.3	(2Q22)	14.9	(1Q22)	8.6	(2Q22)
Unemployment rate	3.4	(2Q23)	2.2	(1Q22)	3.2	(2Q23)	3.6	(3Q22)	4.7	(1Q22)	7.2	(3Q22)	2.2	(2Q22)	3.0	(1Q22)
House price growth	9.1	(3Q21)	12.0	(3Q21)	8.9	(4Q21)	13.9	(2Q22)	20.2	(4Q21)	6.1	(3Q22)	21.1	(3Q22)	8.7	(3Q22)
Short-term interest rate	0.2	(3Q21)	0.5	(3Q21)	1.2	(3Q21)	3.4	(3Q21)	0.6	(3Q21)	(0.6)	(1Q22)	1.0	(3Q21)	5.0	(3Q21)
Probability	5		5		5		10		10		5		5		5
Note: Extreme point in the consensus Upside is ‘best outcome’ in the scenario, for example the highest GDP growth and the lowest unemployment rate, in the first two years of the scenario.
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Downside scenario.

Consensus Downside scenario worst outcome
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	0.4	(2Q23)	(0.6)	(2Q22)	(6.0)	(1Q22)	(0.7)	(4Q21)	(0.5)	(1Q22)	(1.6)	(3Q21)	(3.3)	(3Q22)	(2.7)	(1Q22)
Unemployment rate	7.3	(2Q22)	6.9	(1Q22)	7.1	(3Q21)	4.1	(4Q21)	8.3	(4Q21)	11.0	(4Q21)	3.2	(2Q22)	5.5	(4Q21)
House price growth	(3.7)	(4Q22)	2.7	(4Q22)	(8.0)	(2Q22)	0.8	(2Q22)	(2.3)	(4Q22)	0.3	(1Q22)	(17.0)	(4Q22)	2.3	(3Q22)
Short-term interest rate	0.2	(2Q23)	0.4	(1Q22)	1.2	(2Q23)	3.1	(3Q21)	0.4	(2Q23)	(0.6)	(3Q21)	0.9	(4Q21)	3.4	(3Q21)
Probability	30		15		20		8		10		35		25		25
Note: Extreme point in the consensus Downside is ‘worst outcome’ in the scenario, for example the lowest GDP growth and the highest unemployment rate, in the first two years of the scenario.
The following table describes key macroeconomic variables and the probabilities assigned in the additional Downside scenario.

Additional Downside scenario worst outcome
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	(2.1)	(2Q22)	(4.4)	(2Q22)	(10.6)	(1Q22)	(7.4)	(2Q22)	(4.6)	(2Q22)	(3.1)	(1Q22)	(11.6)	(2Q22)	(7.6)	(2Q22)
Unemployment rate	9.3	(3Q22)	11.0	(2Q23)	7.1	(3Q21)	5.7	(1Q23)	9.8	(2Q22)	11.1	(4Q21)	4.4	(3Q21)	6.1	(4Q22)
House price growth	(7.8)	(2Q22)	(5.7)	(2Q22)	(17.0)	(2Q22)	(20.7)	(2Q22)	(16.1)	(3Q22)	(5.9)	(2Q22)	(18.1)	(2Q22)	0.9	(4Q22)
Short-term interest rate	1.0	(4Q21)	1.3	(4Q21)	2.1	(3Q21)	4.8	(4Q21)	0.5	(3Q21)	0.3	(4Q21)	0.4	(4Q21)	7.2	(4Q21)
Probability	15		5		5		2		10		15		5		5
Note: Extreme point in the additional Downside is ‘worst outcome’ in the scenario, for example the lowest GDP growth and the highest unemployment rate, in the first two years of the scenario.

IFRS 9 ECL sensitivity to future economic conditions[1,2]
	Gross carrying amount	Reported ECL	Central scenario ECL	Upside scenario ECL	Downside scenario ECL	Additional Downside scenario ECL
By geography at 30 Jun 2021	$m	$m	$m	$m	$m	$m
UK	481,849	1,740	1,433	1,083	1,888	2,949
US	229,768	270	253	185	319	490
Hong Kong	436,443	429	377	211	557	892
Mainland China	124,547	98	75	16	224	1,192
Canada	84,398	146	115	66	176	361
Mexico	24,971	180	161	123	210	358
UAE	45,997	201	164	119	257	607
France	197,175	133	115	107	147	233

By geography at 31 Dec 2020
UK	430,555	2,077	1,514	1,026	2,271	3,869
US	201,263	369	314	219	472	723
Hong Kong	452,983	474	388	211	672	1,363
Mainland China	118,163	116	93	28	252	1,158
Canada	85,720	183	140	82	253	528
Mexico	25,920	246	222	177	285	437
UAE	44,777	250	241	190	330	536
France	164,899	117	109	97	131	238
1    ECL sensitivity includes off-balance sheet financial instruments that are subject to significant measurement uncertainty.
2    Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.

IFRS 9 ECL sensitivity to future economic conditions[1,2]
	Gross carrying amount	Reported ECL	Central scenario ECL	Upside scenario ECL	Downside scenario ECL	Additional Downside scenario
By geography at 30 June 2021	$m	$m	$m	$m	$m	$m
UK
Mortgages	151,435	205	199	193	210	221
Credit cards	7,563	678	625	533	767	945
Other	8,460	713	631	534	779	934
Mexico
Mortgages	4,427	112	104	93	125	142
Credit cards	1,044	180	175	163	198	214
Other	2,626	395	380	357	412	437
Hong Kong
Mortgages	93,283	—	—	—	—	—
Credit cards	7,414	244	231	213	269	384
Other	5,787	102	96	89	119	141
UAE
Mortgages	1,902	55	52	44	60	64
Credit cards	395	73	66	61	80	95
Other	613	28	28	26	29	31
France
Mortgages	23,583	61	60	60	61	62
Other	1,668	75	75	74	76	77
US
Mortgages	15,283	41	41	40	42	48
Credit cards	938	162	161	160	164	178
Canada
Mortgages	24,681	31	30	27	32	38
Credit cards	232	10	10	10	10	10
Other	1,699	21	21	20	23	25

By geography at 31 December 2020
UK
Mortgages	146,478	197	182	172	205	221
Credit cards	7,869	857	774	589	904	1,084
Other	9,164	897	795	471	1,022	1,165
Mexico
Mortgages	3,896	111	101	79	136	167
Credit cards	1,113	260	255	243	269	290
Other	2,549	436	428	411	451	491
Hong Kong
Mortgages	89,943	—	—	—	—	—
Credit cards	7,422	266	259	247	277	405
Other	6,020	112	105	102	115	130
UAE
Mortgages	1,889	66	63	53	73	78
Credit cards	426	92	81	62	107	126
Other	683	38	37	33	41	46
France
Mortgages	24,565	68	68	68	69	70
Other	1,725	88	87	85	88	91
US
Mortgages	15,399	41	39	38	41	53
Credit cards	570	86	84	81	88	119
Canada
Mortgages	22,454	31	30	29	31	36
Credit cards	260	9	9	8	9	9
Other	1,775	22	21	20	24	28
1    ECL sensitivities exclude portfolios utilising less complex modelling approaches.
2    At 30 June 2021, US sensitivity includes the implementation of an enhanced model.
Downside scenario or the additional Downside scenario at 30 June 2021, it would increase/(decrease) as presented in the below table.

	Retail[1]	Wholesale[1]
Total Group ECL at 30 June 2021	$bn	$bn
Reported ECL	3.9	3.7
Scenarios
100% consensus Central scenario	(0.2)	(0.6)
100% consensus Upside scenario	(0.5)	(1.4)
100% consensus Downside scenario	0.3	0.7
100% additional Downside scenario	1.1	4.5

Total Group ECL at 31 December 2020
Reported ECL	4.5	4.5
Scenarios
100% consensus Central scenario	(0.3)	(0.9)
100% consensus Upside scenario	(1.0)	(2.0)
100% consensus Downside scenario	0.3	1.0
100% alternative Downside scenario	1.3	5.9
1    On the same basis as retail and wholesale sensitivity analysis.

Disclosure of financial assets that are either past due or impaired

Management judgemental adjustments to ECL at 30 June 2021[1]
	Retail	Wholesale	Total
	$bn	$bn	$bn
Low-risk counterparties (banks, sovereigns and government entities)	0.1	(0.8)	(0.7)
Corporate lending adjustments		1.4	1.4
Retail lending probability of default adjustments	(0.1)		(0.1)
Retail model default timing adjustments	0.4		0.4
Macroeconomic-related adjustments	0.6		0.6
Other retail lending adjustments	0.3		0.3
Total	1.3	0.7	2.0

Management judgemental adjustments to ECL at 31 December 2020[1]
	Retail	Wholesale	Total
	$bn	$bn	$bn
Low-risk counterparties (banks, sovereigns and government entities)	—	(0.7)	(0.7)
Corporate lending adjustments		0.5	0.5
Retail lending probability of default adjustments	(0.8)		(0.8)
Retail model default timing adjustments	1.9		1.9
Macroeconomic-related adjustments	0.1		0.1
Other retail lending adjustments	0.3		0.3
Total	1.5	(0.2)	1.3
1    Management judgemental adjustments presented in the table reflect increases or (decreases) to ECL, respectively.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
	Gross carrying/nominal amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	528,036	232,101	258,457	34,496	19,285	1,072,375	(12,864)	1,059,511
– stage 1	522,137	204,332	164,251	4,826	—	895,546	(1,770)	893,776
– stage 2	5,899	27,769	94,206	29,670	—	157,544	(3,888)	153,656
– stage 3	—	—	—	—	19,069	19,069	(7,131)	11,938
– POCI	—	—	—	—	216	216	(75)	141
Loans and advances to banks at amortised cost	77,928	4,819	3,155	1,003	—	86,905	(19)	86,886
– stage 1	77,739	4,662	3,062	23	—	85,486	(16)	85,470
– stage 2	189	157	93	980	—	1,419	(3)	1,416
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	751,028	71,664	30,323	1,163	326	854,504	(224)	854,280
– stage 1	750,477	70,918	27,469	114	—	848,978	(130)	848,848
– stage 2	551	746	2,854	1,049	—	5,200	(38)	5,162
– stage 3	—	—	—	—	284	284	(47)	237
– POCI	—	—	—	—	42	42	(9)	33
Loan and other credit-related commitments	408,027	150,779	91,284	10,537	746	661,373	(530)	660,843
– stage 1	404,424	139,198	67,581	1,766	—	612,969	(184)	612,785
– stage 2	3,603	11,581	23,703	8,771	—	47,658	(266)	47,392
– stage 3	—	—	—	—	744	744	(80)	664
– POCI	—	—	—	—	2	2	—	2
Financial guarantees	15,693	5,018	5,125	1,216	222	27,274	(64)	27,210
– stage 1	15,592	4,178	3,151	248	—	23,169	(17)	23,152
– stage 2	101	840	1,974	968	—	3,883	(30)	3,853
– stage 3	—	—	—	—	221	221	(17)	204
– POCI	—	—	—	—	1	1	—	1
At 30 Jun 2021	1,780,712	464,381	388,344	48,415	20,579	2,702,431	(13,701)	2,688,730
Debt instruments at FVOCI[1]
– stage 1	317,105	13,039	11,126	—	—	341,270	(65)	341,205
– stage 2	791	93	321	741	—	1,946	(15)	1,931
– stage 3	—	—	—	—	226	226	(24)	202
– POCI	—	—	—	—	48	48	(7)	41
At 30 Jun 2021	317,896	13,132	11,447	741	274	343,490	(111)	343,379
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (continued)
	Gross carrying/notional amount
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total	Allowance for ECL	Net
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	506,231	233,320	256,584	36,970	19,372	1,052,477	(14,490)	1,037,987
– stage 1	499,836	199,138	165,507	5,439	—	869,920	(1,974)	867,946
– stage 2	6,395	34,182	91,077	31,531	—	163,185	(4,965)	158,220
– stage 3	—	—	—	—	19,095	19,095	(7,439)	11,656
– POCI	—	—	—	—	277	277	(112)	165
Loans and advances to banks at amortised cost	71,318	5,496	3,568	1,276	—	81,658	(42)	81,616
– stage 1	71,126	5,098	3,357	73	—	79,654	(33)	79,621
– stage 2	192	398	211	1,203	—	2,004	(9)	1,995
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	683,231	61,768	26,581	611	217	772,408	(175)	772,233
– stage 1	682,412	61,218	24,532	54	—	768,216	(80)	768,136
– stage 2	819	550	2,049	557	—	3,975	(44)	3,931
– stage 3	—	—	—	—	177	177	(42)	135
– POCI	—	—	—	—	40	40	(9)	31
Loan and other credit-related commitments	400,911	157,339	90,784	9,668	1,081	659,783	(734)	659,049
– stage 1	396,028	143,600	63,592	1,265	—	604,485	(290)	604,195
– stage 2	4,883	13,739	27,192	8,403	—	54,217	(365)	53,852
– stage 3	—	—	—	—	1,080	1,080	(78)	1,002
– POCI	—	—	—	—	1	1	(1)	—
Financial guarantees	6,356	5,194	5,317	1,247	270	18,384	(125)	18,259
– stage 1	6,286	4,431	3,163	210	—	14,090	(37)	14,053
– stage 2	70	763	2,154	1,037	—	4,024	(62)	3,962
– stage 3	—	—	—	—	269	269	(26)	243
– POCI	—	—	—	—	1	1	—	1
At 31 Dec 2020	1,668,047	463,117	382,834	49,772	20,940	2,584,710	(15,566)	2,569,144
Debt instruments at FVOCI[1]
– stage 1	367,542	12,585	10,066	—	—	390,193	(88)	390,105
– stage 2	143	93	343	825	—	1,404	(20)	1,384
– stage 3	—	—	—	—	257	257	(23)	234
– POCI	—	—	—	—	49	49	(10)	39
At 31 Dec 2020	367,685	12,678	10,409	825	306	391,903	(141)	391,762
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI will not reconcile to the balance sheet as it excludes fair value gains and losses.

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	1,506,451	(2,331)	223,432	(5,403)	20,424	(7,544)	279	(113)	1,750,586	(15,391)
Transfers of financial instruments:	(9,572)	(993)	6,141	1,411	3,431	(418)	—	—	—	—
– transfers from stage 1 to stage 2	(88,050)	273	88,050	(273)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	79,249	(1,239)	(79,249)	1,239	—	—	—	—	—	—
– transfers to stage 3	(1,092)	18	(3,248)	522	4,340	(540)	—	—	—	—
– transfers from stage 3	321	(45)	588	(77)	(909)	122	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	625	—	(320)	—	(12)	—	—	—	293
New financial assets originated or purchased	224,124	(268)	—	—	—	—	1	—	224,125	(268)
Assets derecognised (including final repayments)	(143,261)	82	(15,521)	258	(1,559)	234	(8)	6	(160,349)	580
Changes to risk parameters – further lending/repayments	(25,456)	285	(3,440)	285	(808)	348	(44)	4	(29,748)	922
Change in risk parameters – credit quality	—	609	—	(397)	—	(1,229)	—	28	—	(989)
Changes to models used for ECL calculation	—	12	—	(12)	—	—	—	—	—	—
Assets written off	—	—	—	—	(1,356)	1,352	(9)	1	(1,365)	1,353
Credit-related modifications that resulted in derecognition	—	—	—	—	(1)	—	—	—	(1)	—
Foreign exchange	(3,130)	(7)	(91)	(19)	(92)	35	(1)	—	(3,314)	9
Other	(180)	7	(20)	5	(7)	2	—	—	(207)	14
At 30 Jun 2021	1,548,976	(1,979)	210,501	(4,192)	20,032	(7,232)	218	(74)	1,779,727	(13,477)
ECL income statement change for the period		1,345		(186)		(659)		38		538
Recoveries										209
Other										(41)
Total ECL income statement change for the period										706

	At 30 Jun 2021		6 months ended 30 Jun 2021
	Gross carrying/nominal amount	Allowance for ECL	ECL release/(charge)
	$m	$m	$m
As above	1,779,727	(13,477)	706
Other financial assets measured at amortised cost	854,504	(224)	(56)
Non-trading reverse purchase agreement commitments	68,200	—	—
Performance and other guarantees	—	—	43
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,702,431	(13,701)	693
Debt instruments measured at FVOCI	348,107	(111)	26
Total allowance for ECL/total income statement ECL charge for the period	n/a	(13,812)	719

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (continued)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2020	1,561,613	(1,464)	105,551	(2,441)	14,335	(5,121)	345	(99)	1,681,844	(9,125)
Transfers of financial instruments:	(129,236)	(1,122)	116,783	1,951	12,453	(829)	—	—	—	—
– transfers from stage 1 to stage 2	(298,725)	947	298,725	(947)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	172,894	(2,073)	(172,894)	2,073	—	—	—	—	—	—
– transfers to stage 3	(3,942)	30	(10,320)	986	14,262	(1,016)	—	—	—	—
– transfers from stage 3	537	(26)	1,272	(161)	(1,809)	187	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	907	—	(1,158)	—	(750)	—	—	—	(1,001)
New financial assets originated or purchased	437,836	(653)	—	—	—	—	25	(1)	437,861	(654)
Assets derecognised (including final repayments)	(313,347)	160	(37,409)	464	(3,430)	485	(23)	2	(354,209)	1,111
Changes to risk parameters – further lending/repayment	(83,147)	157	29,092	85	(597)	248	(50)	(2)	(54,702)	488
Changes in risk parameters – credit quality	—	(408)	—	(4,374)	—	(4,378)	—	(39)	—	(9,199)
Changes to models used for ECL calculation	—	134	—	294	—	5	—	—	—	433
Assets written off	—	—	—	—	(2,946)	2,944	(30)	30	(2,976)	2,974
Credit-related modifications that resulted in derecognition	—	—	—	—	(23)	7	—	—	(23)	7
Foreign exchange	32,808	(47)	9,123	(223)	633	(163)	4	(3)	42,568	(436)
Other	(76)	5	292	(1)	(1)	8	8	(1)	223	11
At 31 Dec 2020	1,506,451	(2,331)	223,432	(5,403)	20,424	(7,544)	279	(113)	1,750,586	(15,391)
ECL income statement change for the period		297		(4,689)		(4,390)		(40)		(8,822)
Recoveries										326
Others										(84)
Total ECL income statement change for the period[1]										(8,580)

	At 31 Dec 2020		12 months ended 31 Dec 2020
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,750,586	(15,391)	(8,580)
Other financial assets measured at amortised cost	772,408	(175)	(95)
Non-trading reverse purchase agreement commitments	61,716	—	—
Performance and other guarantees	—	—	(94)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,584,710	(15,566)	(8,769)
Debt instruments measured at FVOCI	399,717	(141)	(48)
Total allowance for ECL/total income statement ECL charge for the period	n/a	(15,707)	(8,817)
1    The 31 December 2020 total ECL income statement change of $8,580m is attributable to $6,464m for the six months ended 30 June 2020 and $2,116m to the six months ended 31 December 2020.

Disclosure of value at risk

Trading VaR, 99% 1 day
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[1]	Total
	$m	$m	$m	$m	$m	$m
Half-year to 30 Jun 2021	13.6	33.5	15.8	18.3	(42.5)	38.7
Average	15.0	33.4	16.5	18.1	(46.2)	36.8
Maximum	31.8	50.4	24.3	29.4		48.2
Minimum	6.9	18.5	12.1	12.2		31.1

Half-year to 30 Jun 2020	10.4	36.8	26.3	18.7	(47.8)	44.4
Average	10.6	27.6	25.0	23.1	(36.2)	50.1
Maximum	19.9	43.5	41.3	44.1		69.3
Minimum	5.6	19.1	13.6	13.7		33.6

Half-year to 31 Dec 2020	13.7	20.3	21.5	24.3	(36.4)	43.4
Average	11.3	25.5	29.0	20.2	(40.2)	45.8
Maximum	25.7	38.1	40.5	28.6		62.2
Minimum	7.1	19.8	21.1	12.6		37.2
1    When VaR is calculated at a portfolio level, natural offsets in risk can occur when compared with aggregating VaR at the asset class level. This difference is called portfolio diversification. The asset class VaR maxima and minima reported in the table occurred on different dates within the reporting period. For this reason, we do not report an implied portfolio diversification measure between the maximum (minimum) asset class VaR measures and the maximum (minimum) total VaR measures in this table.

Non-trading VaR, 99% 1 day
	Interest rate	Credit spread	Portfolio diversification[1]	Total
	$m	$m	$m	$m
Half-year to 30 Jun 2021	193.7	73.8	(18.0)	249.5
Average	201.1	80.5	(31.2)	250.4
Maximum	248.7	99.3		298.8
Minimum	163.3	64.7		193.5

Half-year to 30 Jun 2020	184.3	83.2	(61.6)	205.9
Average	122.8	80.9	(60.7)	143.0
Maximum	190.1	133.4		219.7
Minimum	59.0	44.2		79.7

Half-year to 31 Dec 2020	166.6	87.0	(5.7)	247.8
Average	176.7	84.0	(23.7)	237.0
Maximum	196.4	102.1		274.6
Minimum	159.2	67.5		179.7
1    When VaR is calculated at a portfolio level, natural offsets in risk can occur when compared with aggregating VaR at the asset class level. This difference is called portfolio diversification. The asset class VaR maxima and minima reported in the table occurred on different dates within the reporting period. For this reason, we do not report an implied portfolio diversification measure between the maximum (minimum) asset class VaR measures and the maximum (minimum) total VaR measures in this table.

Disclosure of amounts arising from insurance contracts

Balance sheet of insurance manufacturing subsidiaries by type of contract
	With DPF	Unit- linked	Other contracts[1]	Shareholder assets and liabilities	Total
	$m	$m	$m	$m	$m
Financial assets	87,984	9,134	19,402	9,238	125,758
– trading assets	—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	29,111	8,788	3,651	1,907	43,457
– derivatives	146	1	6	2	155
– financial investments – at amortised cost	41,201	93	14,145	4,391	59,830
– financial investments – at fair value through other comprehensive income	11,851	—	490	1,700	14,041
– other financial assets[2]	5,675	252	1,110	1,238	8,275
Reinsurance assets	2,191	77	1,625	1	3,894
PVIF[3]	—	—	—	9,449	9,449
Other assets and investment properties	2,551	3	658	717	3,929
Total assets at June 2021	92,726	9,214	21,685	19,405	143,030
Liabilities under investment contracts designated at fair value	—	2,390	3,941	—	6,331
Liabilities under insurance contracts	87,685	6,726	16,225	—	110,636
Deferred tax[4]	180	8	19	1,407	1,614
Other liabilities	—	—	—	8,068	8,068
Total liabilities	87,865	9,124	20,185	9,475	126,649
Total equity	—	—	—	16,381	16,381
Total liabilities and equity at June 2021	87,865	9,124	20,185	25,856	143,030

Financial assets	84,478	8,802	18,932	8,915	121,127
– trading assets	—	—	—	—	—
– financial assets designated at fair value	26,002	8,558	3,508	1,485	39,553
– derivatives	262	3	13	3	281
– financial investments at amortised cost	39,891	30	13,984	4,521	58,426
– financial investments at fair value through other comprehensive income	12,531	—	459	1,931	14,921
– other financial assets[2]	5,792	211	968	975	7,946
Reinsurance assets	2,256	65	1,447	2	3,770
PVIF[3]	—	—	—	9,435	9,435
Other assets and investment properties	2,628	1	227	721	3,577
Total assets at December 2020	89,362	8,868	20,606	19,073	137,909
Liabilities under investment contracts designated at fair value	—	2,285	4,100	—	6,385
Liabilities under insurance contracts	84,931	6,503	15,827	—	107,261
Deferred tax[4]	145	5	25	1,400	1,575
Other liabilities	—	—	—	7,244	7,244
Total liabilities	85,076	8,793	19,952	8,644	122,465
Total equity	—	—	—	15,444	15,444
Total liabilities and equity at December 2020	85,076	8,793	19,952	24,088	137,909
1    Other contracts includes term assurance, credit life insurance, universal life insurance and certain investment contracts not included in the ‘Unit-linked’ or ‘With DPF’ columns.
2    Comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.
3    Present value of in-force long-term insurance business.
4    Deferred tax includes the deferred tax liabilities arising on recognition of PVIF.

Disclosure of sensitivity to insurance risk

Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors

	At 30 Jun 2021		At 31 Dec 2020
	Effect on profit after tax	Effect on total equity	Effect on profit after tax	Effect on total equity
	$m	$m	$m	$m
+100 basis point parallel shift in yield curves	(42)	(188)	(67)	(188)
-100 basis point parallel shift in yield curves	(53)	97	(68)	58
10% increase in equity prices	366	366	332	332
10% decrease in equity prices	(372)	(372)	(338)	(338)
10% increase in US dollar exchange rate compared with all currencies	10	10	84	84
10% decrease in US dollar exchange rate compared with all currencies	(10)	(10)	(84)	(84)